As filed with the Securities and Exchange Commission on October 18, 2012

Securities Act File No. 333-163462

Investment Company Act File No. 811-22360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 7	☑

(Check appropriate box or boxes.)

GLG INVESTMENT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

452 Fifth Avenue

25th Floor

New York, NY 10018

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-877-593-0323

Copy to:

Jordan B. Allen 452 Fifth Avenue 25th Floor New York, NY 10018	Michael S. Caccese, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 18th day of October, 2012.

GLG Investment Series Trust

By:	/s/ Jordan B. Allen
Jordan B. Allen
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John B. Rowsell
John B. Rowsell	Trustee	October 18, 2012

/s/ Gregory E. Barton*
Gregory E. Barton	Trustee	October 18, 2012

/s/ Aniello A. Bianco*
Aniello A. Bianco	Trustee	October 18, 2012

/s/ J. David Officer*
J. David Officer	Trustee	October 18, 2012

/s/ Marvin Damsma*
Marvin Damsma	Trustee	October 18, 2012

/s/ Dale M. Hanson*
Dale M. Hanson	Trustee	October 18, 2012

/s/ JingLu Eng
JingLu Eng	Chief Financial Officer	October 18, 2012

* By:	/s/ Jordan B. Allen
Jordan B. Allen, as Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase